Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Columbia Contrarian Core Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class A
Trading Symbol	LCCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 105	0.98%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials, and industrials sectors boosted the Fund’s performance most during the annual period.
Allocations
| A larger allocation to the communication services sector and smaller allocations to the real estate and consumer staples sectors bouyed Fund performance relative to the benchmark during the annual period.
Individual holdings
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an e-commerce company operating an online auction platform; NVIDIA, a semiconductor company that is a leading provider of artificial intelligence hardware and software; videogame producer Take-Two Interactive; and airline manufacturer Boeing, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, health care, and consumer staples sectors hurt the Fund’s relative performance during the annual period.
Allocations
| A larger weighting to the health care sector and a smaller weighting to the consumer discretionary sector detracted from Fund performance.
Individual holdings
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; chipmaker ON Semiconductor; Coty, a beauty company specializing in fragrance, skincare and makeup; and BioMarin, a pharmaceutical company, were among the top detractors from Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	14.79	14.65	13.80
Class A (including sales charges )	8.20	13.30	13.12
Russell 1000 ® Index	16.24	14.34	14.33

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 15,551,404,520
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 87,602,264
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 15,551,404,520
Total number of portfolio holdings	77
Management services fees (represents 0.60% of Fund average net assets)	$ 87,602,264
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%

Columbia Contrarian Core Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class C
Trading Symbol	LCCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 185	1.73%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials, and industrials sectors boosted the Fund’s performance most during the annual period.
Allocations
| A larger allocation to the communication services sector and smaller allocations to the real estate and consumer staples sectors bouyed Fund performance relative to the benchmark during the annual period.
Individual holdings
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an e-commerce company operating an online auction platform; NVIDIA, a semiconductor company that is a leading provider of artificial intelligence hardware and software; videogame producer Take-Two Interactive; and airline manufacturer Boeing, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, health care, and consumer staples sectors hurt the Fund’s relative performance during the annual period.
Allocations
| A larger weighting to the health care sector and a smaller weighting to the consumer discretionary sector detracted from Fund performance.
Individual holdings
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; chipmaker ON Semiconductor; Coty, a beauty company specializing in fragrance, skincare and makeup; and BioMarin, a pharmaceutical company, were among the top detractors from Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	13.93	13.79	12.95
Class C (including sales charges)	12.93	13.79	12.95
Russell 1000 ® Index	16.24	14.34	14.33

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 15,551,404,520
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 87,602,264
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 15,551,404,520
Total number of portfolio holdings	77
Management services fees (represents 0.60% of Fund average net assets)	$ 87,602,264
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%

Columbia Contrarian Core Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Institutional Class
Trading Symbol	SMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials, and industrials sectors boosted the Fund’s performance most during the annual period.
Allocations
| A larger allocation to the communication services sector and smaller allocations to the real estate and consumer staples sectors bouyed Fund performance relative to the benchmark during the annual period.
Individual holdings
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an e-commerce company operating an online auction platform; NVIDIA, a semiconductor company that is a leading provider of artificial intelligence hardware and software; videogame producer Take-Two Interactive; and airline manufacturer Boeing, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, health care, and consumer staples sectors hurt the Fund’s relative performance during the annual period.
Allocations
| A larger weighting to the health care sector and a smaller weighting to the consumer discretionary sector detracted from Fund performance.
Individual holdings
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; chipmaker ON Semiconductor; Coty, a beauty company specializing in fragrance, skincare and makeup; and BioMarin, a pharmaceutical company, were among the top detractors from Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	15.06	14.94	14.08
Russell 1000 ® Index	16.24	14.34	14.33

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 15,551,404,520
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 87,602,264
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 15,551,404,520
Total number of portfolio holdings	77
Management services fees (represents 0.60% of Fund average net assets)	$ 87,602,264
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%

Columbia Contrarian Core Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Institutional 2 Class
Trading Symbol	COFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials, and industrials sectors boosted the Fund’s performance most during the annual period.
Allocations
| A larger allocation to the communication services sector and smaller allocations to the real estate and consumer staples sectors bouyed Fund performance relative to the benchmark during the annual period.
Individual holdings
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an e-commerce company operating an online auction platform; NVIDIA, a semiconductor company that is a leading provider of artificial intelligence hardware and software; videogame producer Take-Two Interactive; and airline manufacturer Boeing, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, health care, and consumer staples sectors hurt the Fund’s relative performance during the annual period.
Allocations
| A larger weighting to the health care sector and a smaller weighting to the consumer discretionary sector detracted from Fund performance.
Individual holdings
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; chipmaker ON Semiconductor; Coty, a beauty company specializing in fragrance, skincare and makeup; and BioMarin, a pharmaceutical company, were among the top detractors from Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	15.13	15.02	14.18
Russell 1000 ® Index	16.24	14.34	14.33

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 15,551,404,520
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 87,602,264
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 15,551,404,520
Total number of portfolio holdings	77
Management services fees (represents 0.60% of Fund average net assets)	$ 87,602,264
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%

Columbia Contrarian Core Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Institutional 3 Class
Trading Symbol	COFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials, and industrials sectors boosted the Fund’s performance most during the annual period.
Allocations
| A larger allocation to the communication services sector and smaller allocations to the real estate and consumer staples sectors bouyed Fund performance relative to the benchmark during the annual period.
Individual holdings
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an e-commerce company operating an online auction platform; NVIDIA, a semiconductor company that is a leading provider of artificial intelligence hardware and software; videogame producer Take-Two Interactive; and airline manufacturer Boeing, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, health care, and consumer staples sectors hurt the Fund’s relative performance during the annual period.
Allocations
| A larger weighting to the health care sector and a smaller weighting to the consumer discretionary sector detracted from Fund performance.
Individual holdings
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; chipmaker ON Semiconductor; Coty, a beauty company specializing in fragrance, skincare and makeup; and BioMarin, a pharmaceutical company, were among the top detractors from Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	15.22	15.08	14.23
Russell 1000 ® Index	16.24	14.34	14.33

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 15,551,404,520
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 87,602,264
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 15,551,404,520
Total number of portfolio holdings	77
Management services fees (represents 0.60% of Fund average net assets)	$ 87,602,264
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%

Columbia Contrarian Core Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class R
Trading Symbol	CCCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 132	1.23%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials, and industrials sectors boosted the Fund’s performance most during the annual period.
Allocations
| A larger allocation to the communication services sector and smaller allocations to the real estate and consumer staples sectors bouyed Fund performance relative to the benchmark during the annual period.
Individual holdings
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an e-commerce company operating an online auction platform; NVIDIA, a semiconductor company that is a leading provider of artificial intelligence hardware and software; videogame producer Take-Two Interactive; and airline manufacturer Boeing, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, health care, and consumer staples sectors hurt the Fund’s relative performance during the annual period.
Allocations
| A larger weighting to the health care sector and a smaller weighting to the consumer discretionary sector detracted from Fund performance.
Individual holdings
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; chipmaker ON Semiconductor; Coty, a beauty company specializing in fragrance, skincare and makeup; and BioMarin, a pharmaceutical company, were among the top detractors from Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	14.50	14.37	13.51
Russell 1000 ® Index	16.24	14.34	14.33

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 15,551,404,520
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 87,602,264
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 15,551,404,520
Total number of portfolio holdings	77
Management services fees (represents 0.60% of Fund average net assets)	$ 87,602,264
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
.
The
Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%

Columbia Contrarian Core Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class S
Trading Symbol	SMGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of October 2, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 71 (a)	0.73% (b)
(a)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(b)	Annualized.

Expenses Paid, Amount	$ 71	[1]
Expense Ratio, Percent	0.73%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials, and industrials sectors boosted the Fund’s performance most during the annual period.
Allocations
| A larger allocation to the communication services sector and smaller allocations to the real estate and consumer staples sectors bouyed Fund performance relative to the benchmark during the annual period.
Individual holdings
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an e-commerce company operating an online auction platform; NVIDIA, a semiconductor company that is a leading provider of artificial intelligence hardware and software; videogame producer Take-Two Interactive; and airline manufacturer Boeing, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, health care, and consumer staples sectors hurt the Fund’s relative performance during the annual period.
Allocations
| A larger weighting to the health care sector and a smaller weighting to the consumer discretionary sector detracted from Fund performance.
Individual holdings
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; chipmaker ON Semiconductor; Coty, a beauty company specializing in fragrance, skincare and makeup; and BioMarin, a pharmaceutical company, were among the top detractors from Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	15.06	14.94	14.08
Russell 1000 ® Index	16.24	14.34	14.33
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 15,551,404,520
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 87,602,264
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 15,551,404,520
Total number of portfolio holdings	77
Management services fees (represents 0.60% of Fund average net assets)	$ 87,602,264
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%

[1]	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
[2]	Annualized.